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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:           Trigran Investments, Inc.
                 -------------------------------
   Address:        630 Dundee Road, Suite 230
                 -------------------------------
                   Northbrook, IL 60062
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence A. Oberman
         -------------------------------
Title:     Executive Vice President
         -------------------------------
Phone:     (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Lawrence A. Oberman          Northbrook, IL        2/08/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:     24
                                        --------------------

Form 13F Information Table Value Total:     182,410
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

                                                                                                                SHARED
                                         VALUE    SHRS OR                    INVESTMENT    OTHER   SOLE VOTING  VOTING    NO VOTING
NAME OF ISSUER TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS  AUTHORITY  AUTHORITY  AUTHORITY
-------------- --------------   -----   --------  -------  ------ --------   ----------   -------- ----------- ---------  ---------
APAC Customer
 Services Inc.     Common     00185E106      249   218,305   sh                 sole                     x
AeroGrow
 International     Common     00768M103    2,063   333,360   sh                 sole                     x
Ambassadors
 Group Inc.        Common     023177108    8,792   480,167   sh                 sole                     x
Ambassadors
 Group Inc.        Common     023177108       37     2,000   sh            shared - other                x
Balchem Corp.      Common     057665200   19,848   886,868   sh                 sole                     x
Berkshire
 Hathaway Inc.
 Del               Class B    084670207    5,446     1,150   sh                 sole                     x
Berkshire
 Hathaway
 Inc. Del          Class B    084670207       95        20   sh            shared - other                x
Cogent Inc.        Common     19239Y108    3,624   325,012   sh                 sole                     x
Dynamex Inc.       Common     26784F103   11,507   425,240   sh                 sole                     x
Liquidity
 Services Inc.     Common     53635B107    9,646   747,781   sh                 sole                     x
NVE Corp           Common     629445206   11,327   460,458   sh                 sole                     x
Palomar Med
 Technologies
 Inc.              Common     697529303    1,882   122,863   sh                 sole                     x
Pure Cycle         Common     746228303    8,706 1,162,231   sh                 sole                     x
Repligen Corp.     Common     759916109    6,224   950,186   sh                 sole                     x
Scientific
 Learning Corp.    Common     808760102   22,319 4,164,016   sh                 sole                     x
Surmodics Inc.     Common     868873100   18,326   337,688   sh                 sole                     x
Surmodics Inc.     Common     868873100      163     3,000   sh            shared - other                x
Tennant            Common     880345103    6,217   140,369   sh                 sole                     x
Universal
 Technical
 Institute         Common     913915104   16,203   953,105   sh                 sole                     x
Universal
 Technical
 Institute         Common     913915104      146     8,600   sh            shared - other                x
Websense Inc.      Common     947684106   16,120   949,324   sh                 sole                     x
Websense Inc.      Common     947684106      136     8,000   sh            shared - other                x
X-Rite Inc.        Common     983857103   13,229 1,138,461   sh                 sole                     x
X-Rite Inc.        Common     983857103      105     9,000   sh            shared - other                x
                                         182,410